REAL ESTATE INVESTMENTS - Schedule of Real Estate Properties (FY) (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Real Estate [Line Items]
Land, Buildings and Improvements	$ 347,624,896	$ 337,755,793
Tenant origination and absorption costs	23,784,332	23,792,057	$ 27,266,610
Accumulated Depreciation and Amortization	(41,720,011)	(32,091,211)	(20,411,794)
Total investments in real estate property, net	329,689,217	329,456,639	$ 403,535,694
Office | Accredo Health
Real Estate [Line Items]
Land, Buildings and Improvements	9,855,847	9,855,847
Tenant origination and absorption costs	1,269,350	1,269,351
Accumulated Depreciation and Amortization	(2,506,329)	(2,221,380)
Total investments in real estate property, net	8,618,868	8,903,818
Office | Northrop Grumman
Real Estate [Line Items]
Land, Buildings and Improvements		12,382,991
Tenant origination and absorption costs		1,341,199
Accumulated Depreciation and Amortization		(2,968,985)
Total investments in real estate property, net		10,755,205
Office | exp US Services
Real Estate [Line Items]
Land, Buildings and Improvements	6,056,668	6,056,668
Tenant origination and absorption costs	388,248	388,248
Accumulated Depreciation and Amortization	(1,001,253)	(833,278)
Total investments in real estate property, net	5,443,663	5,611,638
Office | Wyndham
Real Estate [Line Items]
Land, Buildings and Improvements	10,406,483	10,406,483
Tenant origination and absorption costs	669,232	669,232
Accumulated Depreciation and Amortization	(1,436,091)	(1,170,222)
Total investments in real estate property, net	9,639,624	9,905,493
Office | Williams Sonoma
Real Estate [Line Items]
Land, Buildings and Improvements	8,079,612	8,079,612
Tenant origination and absorption costs	550,486	550,486
Accumulated Depreciation and Amortization	(1,292,121)	(1,058,455)
Total investments in real estate property, net	7,337,977	7,571,643
Office | EMCOR
Real Estate [Line Items]
Land, Buildings and Improvements	5,960,610	5,960,610
Tenant origination and absorption costs	463,488	463,488
Accumulated Depreciation and Amortization	(738,712)	(604,163)
Total investments in real estate property, net	5,685,386	5,819,935
Office | Cummins
Real Estate [Line Items]
Land, Buildings and Improvements		14,465,491
Tenant origination and absorption costs		1,536,998
Accumulated Depreciation and Amortization		(2,151,938)
Total investments in real estate property, net		13,850,551
Office | Texas Health
Real Estate [Line Items]
Land, Buildings and Improvements	6,976,703	6,976,703
Tenant origination and absorption costs	713,221	713,221
Accumulated Depreciation and Amortization	(904,326)	(681,341)
Total investments in real estate property, net	6,785,598	7,008,583
Office | Bon Secours
Real Estate [Line Items]
Land, Buildings and Improvements	10,399,820	10,388,751
Tenant origination and absorption costs	800,356	800,356
Accumulated Depreciation and Amortization	(1,318,163)	(978,335)
Total investments in real estate property, net	9,882,013	10,210,772
Office | Costco
Real Estate [Line Items]
Land, Buildings and Improvements	27,330,797	27,330,797
Tenant origination and absorption costs	2,765,136	2,765,136
Accumulated Depreciation and Amortization	(3,631,336)	(2,654,329)
Total investments in real estate property, net	26,464,597	27,441,604
Office | GSA (MSHA)
Real Estate [Line Items]
Land, Buildings and Improvements	3,112,076	3,112,076
Tenant origination and absorption costs	243,307	243,307
Accumulated Depreciation and Amortization	(242,401)	(138,515)
Total investments in real estate property, net	3,112,982	3,216,868
Office | Solar Turbines
Real Estate [Line Items]
Land, Buildings and Improvements	7,133,241	7,133,241
Tenant origination and absorption costs	284,026	284,026
Accumulated Depreciation and Amortization	(561,523)	(338,232)
Total investments in real estate property, net	6,855,744	7,079,035
Office | Gap
Real Estate [Line Items]
Land, Buildings and Improvements	8,407,236	8,378,276
Tenant origination and absorption costs	360,377	360,377
Accumulated Depreciation and Amortization	(839,188)	(479,306)
Total investments in real estate property, net	7,928,425	8,259,347
Office | Sutter Health
Real Estate [Line Items]
Land, Buildings and Improvements	29,586,023	29,555,055
Tenant origination and absorption costs	1,616,610	1,616,610
Accumulated Depreciation and Amortization	(1,890,868)	(1,080,349)
Total investments in real estate property, net	29,311,765	30,091,316
Retail | Dollar General, Litchfield
Real Estate [Line Items]
Land, Buildings and Improvements		1,281,812
Tenant origination and absorption costs		116,302
Accumulated Depreciation and Amortization		(166,006)
Total investments in real estate property, net		1,232,108
Retail | Dollar General, Wilton
Real Estate [Line Items]
Land, Buildings and Improvements		1,543,776
Tenant origination and absorption costs		140,653
Accumulated Depreciation and Amortization		(212,451)
Total investments in real estate property, net		1,471,978
Retail | Dollar General, Thompsontown
Real Estate [Line Items]
Land, Buildings and Improvements		1,199,860
Tenant origination and absorption costs		106,730
Accumulated Depreciation and Amortization		(159,501)
Total investments in real estate property, net		1,147,089
Retail | Dollar General, Mt. Gilead
Real Estate [Line Items]
Land, Buildings and Improvements		1,174,188
Tenant origination and absorption costs		111,847
Accumulated Depreciation and Amortization		(152,925)
Total investments in real estate property, net		1,133,110
Retail | Dollar General, Lakeside
Real Estate [Line Items]
Land, Buildings and Improvements		1,112,872
Tenant origination and absorption costs		100,857
Accumulated Depreciation and Amortization		(156,949)
Total investments in real estate property, net		1,056,780
Retail | Dollar General, Castalia
Real Estate [Line Items]
Land, Buildings and Improvements		1,102,086
Tenant origination and absorption costs		86,408
Accumulated Depreciation and Amortization		(152,492)
Total investments in real estate property, net		1,036,002
Retail | Dollar General, Bakersfield
Real Estate [Line Items]
Land, Buildings and Improvements		4,899,714
Tenant origination and absorption costs		261,630
Accumulated Depreciation and Amortization		(147,132)
Total investments in real estate property, net		5,014,212
Retail | PreK Education
Real Estate [Line Items]
Land, Buildings and Improvements		12,447,287
Tenant origination and absorption costs		447,927
Accumulated Depreciation and Amortization		(599,428)
Total investments in real estate property, net		12,295,786
Retail | Dollar Tree
Real Estate [Line Items]
Land, Buildings and Improvements	1,320,367	1,320,367
Tenant origination and absorption costs	73,298	73,298
Accumulated Depreciation and Amortization	(124,094)	(70,911)
Total investments in real estate property, net	1,269,571	1,322,754
Retail | Dollar General, Big Spring
Real Estate [Line Items]
Land, Buildings and Improvements	1,281,683	1,281,683
Tenant origination and absorption costs	76,351	76,351
Accumulated Depreciation and Amortization	(89,195)	(50,969)
Total investments in real estate property, net	1,268,839	1,307,065
Retail | Walgreens, Santa Maria
Real Estate [Line Items]
Land, Buildings and Improvements		5,223,442
Tenant origination and absorption costs		335,945
Accumulated Depreciation and Amortization		(132,961)
Total investments in real estate property, net		5,426,426
Industrial | Dana
Real Estate [Line Items]
Land, Buildings and Improvements		6,802,876
Tenant origination and absorption costs		531,439
Accumulated Depreciation and Amortization		(1,835,800)
Total investments in real estate property, net		5,498,515
Industrial | Omnicare
Real Estate [Line Items]
Land, Buildings and Improvements	7,275,115	7,262,747
Tenant origination and absorption costs	281,442	281,442
Accumulated Depreciation and Amortization	(1,016,164)	(832,474)
Total investments in real estate property, net	6,540,393	6,711,715
Industrial | Husqvarna
Real Estate [Line Items]
Land, Buildings and Improvements	11,840,200	11,840,200
Tenant origination and absorption costs	1,013,948	1,013,948
Accumulated Depreciation and Amortization	(1,381,471)	(1,113,651)
Total investments in real estate property, net	11,472,677	11,740,497
Industrial | AvAir
Real Estate [Line Items]
Land, Buildings and Improvements	27,357,899	27,357,900
Tenant origination and absorption costs	0	0
Accumulated Depreciation and Amortization	(2,631,689)	(2,111,134)
Total investments in real estate property, net	24,726,210	25,246,766
Industrial | 3M
Real Estate [Line Items]
Land, Buildings and Improvements		14,762,819
Tenant origination and absorption costs		2,356,361
Accumulated Depreciation and Amortization		(3,476,588)
Total investments in real estate property, net		13,642,592
Industrial | Taylor Fresh Foods
Real Estate [Line Items]
Land, Buildings and Improvements	34,194,369	34,194,369
Tenant origination and absorption costs	2,894,017	2,894,017
Accumulated Depreciation and Amortization	(2,588,277)	(1,597,022)
Total investments in real estate property, net	34,500,109	35,491,364
Industrial | Levins
Real Estate [Line Items]
Land, Buildings and Improvements	4,429,390	4,429,390
Tenant origination and absorption costs	221,927	221,927
Accumulated Depreciation and Amortization	(386,065)	(220,609)
Total investments in real estate property, net	4,265,252	4,430,708
Industrial | PMI Preclinical
Real Estate [Line Items]
Land, Buildings and Improvements		9,672,174
Tenant origination and absorption costs		408,225
Accumulated Depreciation and Amortization		(204,321)
Total investments in real estate property, net		9,876,078
Industrial | Wood Group
Real Estate [Line Items]
Land, Buildings and Improvements	9,869,520	9,731,220
Tenant origination and absorption costs	539,633	466,293
Accumulated Depreciation and Amortization	(806,309)	(565,017)
Total investments in real estate property, net	9,602,844	9,632,496
Industrial | ITW Rippey
Real Estate [Line Items]
Land, Buildings and Improvements	7,071,143	7,071,143
Tenant origination and absorption costs	304,387	304,387
Accumulated Depreciation and Amortization	(532,405)	(303,219)
Total investments in real estate property, net	$ 6,843,125	7,072,311
Industrial | L-3 Communications
Real Estate [Line Items]
Land, Buildings and Improvements		11,631,857
Tenant origination and absorption costs		454,035
Accumulated Depreciation and Amortization		(470,823)
Total investments in real estate property, net		11,615,069
Land | Northrop Grumman Parcel
Real Estate [Line Items]
Land, Buildings and Improvements		329,410
Tenant origination and absorption costs		0
Accumulated Depreciation and Amortization		0
Total investments in real estate property, net		$ 329,410